Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 05, 2024
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2024
Prospectus Date	rr_ProspectusDate	Mar. 05, 2024
YieldMaxTM N100 Short Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	YieldMaxTM N100 Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the performance of the Nasdaq 100 Index (the “Index”), subject to a limit on potential investment gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the performance of the Index (the “Index level”). The Fund’s potential for gains from decreases in the Index level is limited. If the Index level significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Index regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods.

As further described below, the Fund uses a synthetic covered put strategy to provide income and indirect inverse exposure to the Index level, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the Index level decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the Index level,

●	current income from the option premiums, and

●	a limit on the Fund’s participation in gains, if any, arising from decreases in the Index level.

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic Covered Put Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to benefit when the Index level decreases. The Fund’s potential corresponding benefit from decreases in the Index level is limited.

●	The Fund seeks to generate monthly income, which is not dependent on the depreciation of the Index.

●	The Fund seeks to manage potential losses (i.e., cap losses if the Index level experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Index level, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Index. Further, an Investment in the Fund differs from “short selling” or “shorting” the Index.

●	The Fund’s strategy will cap its potential gains if the Index level decreases.

●	The Fund’s strategy is subject to potential losses if the Index increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).

●	The Fund does not invest directly in the Index (nor companies that comprise the Index).

●	The Fund does not directly short the Index (nor companies that comprise the Index).

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the Index.

Additional information regarding the Index is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the Index level. All options on the Index are cash settled. The Fund will initially use only European FLEX options, but may also use options that are exercisable at any time (i.e. American style options contracts).

See the “Additional Information About the Fund” section for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral to potentially achieve higher returns than those of the Underlying Security.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on the investment (i.e., the Index) it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the Index level. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Index, but rather seeks to synthetically replicate a short position in the Index (i.e., it seeks inverse exposure to the movements of the Index level) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●           Synthetic short exposure to the Index, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the Index level.

●           Covered put writing (where the Index put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate income.

●           U.S. Treasuries, which are used for collateral for the options, and which also generate income.

●           Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Index if its level appreciates significantly.

However, this loss capping works only if the level of the Index reaches or exceeds the strike price of the OTM call options that were purchased. If the Index’s level increases but stays below the strike price of these options, the Fund will incur losses proportionate to such degree of increase.

Synthetic Covered Put Strategy

1. Synthetic Short Exposure

To achieve a synthetic short exposure to the Index, the Fund will write (sell) Index call options and, simultaneously, go long (buy) Index put options to try to replicate inverse exposure to the movements of the Index level. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike levels that are approximately equal to the then-current Index level at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the changes to the Index level for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the Index level decreases and to lose value when the Index level increases).

2. Covered Put Writing

As part of its strategy, the Fund will write (sell) put option contracts on the Index to generate income. The put options written (sold) by the Fund will generally have an expiration of one month to six month (the “Put Period”) and a strike level that is approximately 0%-15% below then-current Index level at the time of such sales.

It is important to note that the sale of Index put option contracts will limit the Fund’s participation in decreases in the Index level. If the Index level decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Index level decreases beyond the strike level of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Index and the sold (short) Index put positions) will limit the Fund’s participation in decreases in the Index level beyond a certain point.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4. OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Index level if such level appreciates significantly.

OTM call options are a type of options contract where the strike level is set higher than the current market level of the underlying asset, referred to here as the Underlying Security. When the Fund buys these OTM call options, it is essentially setting a fixed Index level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the level of the Underlying Security, the Index. However, this loss capping works only if the level of the Index reaches or exceeds the strike price of the OTM call options that were purchased. If the Index’s level increases but stays below the strike price of these options, the Fund will incur losses proportionate to such degree of increase.

For example, if the OTM call options have a strike level that is approximately 70% above the then-current level of the Index at the time of the call purchase, and the level of the Index increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the level of the Index increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Index, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Index, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

The Fund’s income from writing (selling) put option contracts on the Index will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Index level if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMaxTM N100 Short Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the Index level)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
Purchased put option contracts

“at-the-money” (i.e., the strike level is equal to then-current level of the Index at the time of purchase) to provide exposure to decreases in the Index level.

If the Index level decreases, these options will generate corresponding increases to the Fund.

		3-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Underlying Security.
Sold call option contracts

“at-the-money” (i.e., the strike level is equal to then-current level of the Index at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any increases experienced by the Index level.

		3-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Underlying Security.
Sold (short) put option contracts

The strike level is approximately 0%-15% below then-current level of the Index at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month to 6-month expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
Purchased call option contracts

“out-of-the-money” (i.e., the strike level is above then-current level of the Index at the time of purchase).

They limit the Fund’s potential losses if the Index level experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limit the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the Index level equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH INDEX.

Index Overview: The Nasdaq 100 Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Nasdaq 100 experiences daily value movements and can be significantly volatile at times. This is often driven by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yieldmaxetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
YieldMaxTM N100 Short Option Income Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMaxTM N100 Short Option Income Strategy ETF | Index Level Appreciation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Level Appreciation Risk. As part of the Fund’s synthetic covered put strategy, the Fund purchases and sells call and put option contracts that are based on the Index level. This strategy subjects the Fund to certain of the same risks as if it shorted the Index, even though it does not. By virtue of the Fund’s indirect inverse exposure to changes in the Index level, the Fund is subject to the risk that the Index level increases. If the Index level increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

YieldMaxTM N100 Short Option Income Strategy ETF | Innovation and Technological Advancement [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Innovation and Technological Advancement: The Index, with its substantial weighting in the technology sector, is strategically positioned to potentially benefit from continuous innovation and advancements in technology. This sector is known for its rapid growth and transformative impact on global economies. The companies within the Index are often at the forefront of technological breakthroughs, ranging from cloud computing and artificial intelligence to biotechnology and renewable energy. As these technologies evolve and become more integral to everyday life and business operations, the value of companies leading these changes may increase, potentially boosting the overall level of the Index and, as a result, the Fund may suffer significant losses.

YieldMaxTM N100 Short Option Income Strategy ETF | Strong Market Presence of Constituent Companies [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Strong Market Presence of Constituent Companies: The companies listed in the Index are large in terms of market capitalization but also often hold dominant positions in their respective industries. Their size and market influence afford them significant competitive advantages, including brand recognition, customer loyalty, and substantial financial resources for innovation and market expansion. If these companies continue to strengthen their market positions and expand their global reach, such growth can positively influence the Index level and, as a result, the Fund may suffer significant losses.

YieldMaxTM N100 Short Option Income Strategy ETF | Adaptability to Global Market Trends [Member]
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Risk [Text Block]	rr_RiskTextBlock
●	Adaptability to Global Market Trends: The Index’s diverse composition, extending beyond technology into consumer services, healthcare, and other sectors, may position it well to capitalize on global market trends. These companies are often seen as adaptable and responsive to changing consumer preferences and global economic shifts. Their ability to pivot and innovate in response to market demands can drive growth and profitability, potentially leading to increases in the Index level and, as a result, the Fund may suffer significant losses.

YieldMaxTM N100 Short Option Income Strategy ETF | Resilience and Recovery Potential [Member]
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●	Resilience and Recovery Potential: Historical performance during periods of market volatility suggests a resilience inherent in the Index. The Index’s focus on technology and innovation-driven companies has shown an ability to recover and even thrive post-economic downturns. This resilience is partly due to the forward-looking nature of these companies, which often invest heavily in future growth areas even during challenging times. As the global economy continues to evolve, the ability of these companies to adapt and grow could lead to a corresponding increase in the Index level and, as a result, the Fund may suffer significant losses.

YieldMaxTM N100 Short Option Income Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the Index and the Fund’s portfolio of derivatives, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMaxTM N100 Short Option Income Strategy ETF | Options Contracts [Member
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the Index level. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike level on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain its synthetic covered put strategy through the use of options contracts, as the options contracts it holds are traded, exercised or expire, it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMaxTM N100 Short Option Income Strategy ETF | Counterparty Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMaxTM N100 Short Option Income Strategy ETF | Index Level Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Level Participation Risk. The Fund employs an investment strategy that includes the sale of put option contracts, which limits the degree to which the Fund will benefit from decreases in the Index level experienced over the Put Period. This means that if the Index level experiences a decrease in value below the strike level of the sold put options during a Put Period, the Fund will likely not experience that increase to the same extent and any Fund gains may significantly differ from the level of the Index losses over the Put Period. Additionally, because the Fund is limited in the degree to which it will participate in decreases in value experienced by the Index level over each Put Period, but has significant negative exposure to any increases in value experienced by the Index level over the Put Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the inverse of the performance of the Index level. The Fund’s ability to benefit from the Index level decreases will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Put Period to Put Period. The value of the options contracts is affected by changes in the value and dividend rates of component companies that comprise the Index, changes in interest rates, changes in the actual or perceived volatility of the Index and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the Index level changes and time moves towards the expiration of each Put Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly inversely correlate on a day-to-day basis with the returns of the Index level. The amount of time remaining until the options contract’s expiration date affects the impact that the value of the options contracts have on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the Index level will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than the inverse of the changes experienced by the Index level.

YieldMaxTM N100 Short Option Income Strategy ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMaxTM N100 Short Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMaxTM N100 Short Option Income Strategy ETF | Purchased OTM Call Options Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Purchased OTM Call Options Risk. The Fund’s strategy is subject to potential losses if the Index level increases in value, which may not be offset by the purchase of out-of-the-money (OTM) call options. The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Index level if such level appreciates significantly. However, the OTM call options will cap the Fund’s losses only to the extent that the level of the Index increases to a level that is at or above the strike level of the purchased OTM call options. Any increase in the level of the Index to a level that is below the strike level of the purchased OTM call options will result in a corresponding loss for the Fund. For example, if the OTM call options have a strike level that is approximately 70% above the then-current level of the Index at the time of the call purchase, and the level of the Index increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the level of the Index increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%. Notwithstanding the foregoing, if the OTM call options have a strike level that is approximately 100% above the then-current level of the Index at the time of the call purchase, and the level of the Index increases by at least 100% during the term of the purchased OTM call options, the Fund will lose all its value. Lastly, the Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

YieldMaxTM N100 Short Option Income Strategy ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing (selling) strategy will impact the extent that the Fund participates in the decreases of the Index level and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money put options having a one-month term, the Fund’s participation in the Index level decreases will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of any negative returns of the Index, or the Fund may even lose money, even if the Index level has decreased by at least that much over such period, if during any month over that period the Index level decreased by less than 7%. This example illustrates that both the Fund’s participation in the negative returns of the Index and its returns will depend not only on the Index level but also on the path that the Index level takes over time.

YieldMaxTM N100 Short Option Income Strategy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
YieldMaxTM N100 Short Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMaxTM N100 Short Option Income Strategy ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMaxTM N100 Short Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMaxTM N100 Short Option Income Strategy ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMaxTM N100 Short Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMaxTM N100 Short Option Income Strategy ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMaxTM N100 Short Option Income Strategy ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. These costs, in turn, could decrease the value of the Fund or of its distributions, if any. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMaxTM N100 Short Option Income Strategy ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMaxTM N100 Short Option Income Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from realizing gains or achieving a high correlation with the inverse of the Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMaxTM N100 Short Option Income Strategy ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMaxTM N100 Short Option Income Strategy ETF | New Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMaxTM N100 Short Option Income Strategy ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMaxTM N100 Short Option Income Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMaxTM N100 Short Option Income Strategy ETF | Recent Market Events Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

YieldMaxTM N100 Short Option Income Strategy ETF | Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

YieldMaxTM N100 Short Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMaxTM N100 Short Option Income Strategy ETF | YieldMaxTM N100 Short Option Income Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YQQQ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 315

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.